Annual Total Returns- Inverse NASDAQ-100 Strategy Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Inverse NASDAQ-100 Strategy Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.83%)	(18.32%)	(28.53%)	(18.68%)	(11.88%)	(9.31%)	(24.47%)	(2.63%)	(27.65%)	(40.98%)